Note 4 - Other Non-current Assets (Details Textual) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended			54 Months Ended
	Jul. 16, 2014	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Amortization of Debt Discount (Premium)			$ (779)	$ (715)	$ (659)
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate	5.00%
Investment Stated Interest Rate, Payable Quarterly	3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Zim Investments [Member]
Write-off Deriving from Fair Value Measurement		$ 2,888
Equity Securities [Member] | Zim Investments [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Equity Securities, FV-NI	$ 7,802
Other than Temporary Impairment Losses, Investments, Total			0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total					4,000
Proceeds from Dividends Received						$ 0
Debt Securities [Member] | Zim Investments [Member]
Debt Securities, Held-to-maturity, Total	8,229
Debt Securities [Member] | Zim Investments [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	1,452				1,406
Debt Securities, Held-to-maturity, Fair Value, Total	676
Amortization of Debt Discount (Premium)			779	$ 715	659
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities					$ 46
Other than Temporary Impairment Losses, Investments, Total			0
Debt Securities [Member] | Zim Investments [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	6,777
Debt Securities, Held-to-maturity, Fair Value, Total	$ 3,567
Debt Securities [Member] | Zim Investments [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Other than Temporary Impairment Losses, Investments, Total			$ 0